Liquidity and Going Concern (Details) $ in Millions											1 Months Ended	6 Months Ended
	May 05, 2026 USD ($)	Feb. 23, 2026 USD ($) shares	Jan. 23, 2026 USD ($)	Jan. 10, 2026 USD ($)	Nov. 07, 2025 USD ($)	Nov. 04, 2025 AUD ($)	Aug. 29, 2025 USD ($)	Nov. 30, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 02, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 07, 2024 USD ($)	Aug. 19, 2024 USD ($)
Liquidity and Going Concern [Line Items]
Operating loss												$ 10,500,000
Cash flows used in operations												(5,622,246)	$ (4,499,012)
Cash balance												591,641		$ 679,442	$ 679,442
Working capital deficit												$ 17,900,000
Advances to Affiliate								$ 303,000	$ 303,000	$ 303,000						$ 345,000
Percentage of repayment, purchase price												30.00%
Advance from attachy					$ 345,000			$ 303,000	$ 303,000	$ 303,000
New issued ordinary shares												$ 657,722	$ 2,870,496
Principal amount			$ 1,630,435
Aggregate purchase price			$ 1,500,000
Unsecured Promissory Note [Member]
Liquidity and Going Concern [Line Items]
Principal amount												250,000
Gold Advance Payment Purchase Agreement (“GAPPA”) [Member]
Liquidity and Going Concern [Line Items]
Advances to Affiliate																	$ 25,000,000
Mining Equipment Supply Framework Agreement [Member]
Liquidity and Going Concern [Line Items]
Procure certain goods and equipment											$ 8,000,000
VWAP Purchase Shares [Member]
Liquidity and Going Concern [Line Items]
New issued ordinary shares							$ 75,000,000
City First Capital Pty [Member]
Liquidity and Going Concern [Line Items]
Aggregate a loan amount (in Dollars)						$ 100
Kaela Ritchie [Member]
Liquidity and Going Concern [Line Items]
Drawdown loan facility, amount				$ 2,000,000								$ 2,000,000
Class A Ordinary Shares [Member]
Liquidity and Going Concern [Line Items]
Gross proceeds private placement		$ 10,000,000
Class A ordinary shares issued (in Shares) | shares		2,500,000
Class A Ordinary Shares [Member] | Kaela Ritchie [Member]
Liquidity and Going Concern [Line Items]
Drawdown loan facility, amount	$ 4,000,000